Other Current Assets - Summary of Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Current Assets [line items]
Proceeds from disposal of equity securities	¥ 6,500	$ 1,026	¥ 1,354	¥ 16,429
Gain on disposal on equity investments	¥ 5,400	$ 900	¥ 900